Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
For the purposes of this section, we have elected to take advantage of certain of the scaled disclosure available to the Company for smaller reporting companies. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Executive Compensation section of this proxy statement.

Fiscal Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On Company Total Shareholder Return[5]	Net Income[6]
2023	$967,352	$924,891	$623,793	$646,314	$63	$(7,349,360)
2022	714,915	497,718	515,729	460,821	39	(4,469,498)
2021	1,157,632	1,106,384	496,020	642,223	75	(3,140,621)

1	This column represents the amount of total compensation reported for Edward H. Murphy (our Chairman, President, and Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this proxy statement.
2
 This column represents the amount of “compensation actually paid” to Mr. Murphy, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Murphy during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Murphy’s total compensation for fiscal year 2023 to determine the “compensation actually paid” to Mr. Murphy for fiscal year 2023:

3	This column represents the average of the amounts reported for the Company’s named executive officers as determined in accordance with Item 402(m)(2) of Regulation S-K as a group (excluding Mr. Murphy) (NEOs), as reported in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s proxy statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Murphy) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2023, Messrs. Schram and Biere; (ii) for 2022, Messrs. Schram and Biere; and (iii) for 2021, Messrs. Schram and Biere:
4	This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Murphy), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Murphy) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Murphy) for fiscal year 2023 to determine the compensation actually paid to the NEOs as a group in fiscal year 2023, using the same adjustment methodology described above in Note 2(c):
5	This column represents cumulative Company TSR. Company TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2023, 2022-2023, and 2021-2023), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
6	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

Fiscal Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2023	$967,352	$557,165	$514,704	$924,891

(a)	This column represents the amount of total compensation reported for Mr. Murphy for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this proxy statement.
(b)	This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year. Please refer to the Summary Compensation Table in this proxy statement. The amount in this column for each fiscal year is replaced with the corresponding amount reported under the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid to the NEOs as a group for the applicable fiscal year.
(c)	This column includes an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year (a “Subject Year”). For a Subject Year, the adjusted value replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Murphy to arrive at “compensation actually paid” to Mr. Murphy for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the fiscal year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at Fiscal Year End Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2023	$467,088	$4,112	$32,170	$11,334	$—	$—	$514,704
2022	146,180	(87,967)	28,432	1,651	—	—	88,296

The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to, (1) for restricted stock, the closing price of our common stock on the applicable measurement date, (2) for performance-based restricted stock units (excluding market-conditioned (relative total shareholder return (TSR) based) performance-based restricted stock units), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date, (3) for market-conditioned performance-based restricted stock units, a Monte Carlo simulation as of the applicable measurement date and (4) for stock options, the fair value or change in fair value, as applicable, was determined by utilizing the Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$623,793	$147,155	$169,676	$646,314
2022	515,729	62,374	7,466	460,821
2021	496,020	73,971	220,174	642,223

(a)	This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Murphy) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in this proxy statement for the applicable fiscal year.
(b)	This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Murphy) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in this proxy statement for the applicable fiscal year. The amount in this column for each fiscal year is replaced with the corresponding amount reported under the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for the applicable fiscal year.
(c)	This column includes an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Murphy) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable fiscal year determined using the same methodology described above in Note 2(c). For each fiscal year, the adjusted value replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Murphy) to arrive at “compensation actually paid” to each NEO (excluding Mr. Murphy) for that fiscal year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Murphy) for that fiscal year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Average Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at Fiscal Year End Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year and Vested in the Fiscal Year	Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Average Value of Equity Awards
2023	$125,529	$35,320	$8,302	$525	$—	$—	$169,676
2022	21,742	(23,030)	7,865	889	—	—	7,466

The fair value or change in fair value, as applicable, of stock awards and stock options was determined using the same methodology described above in Note 2(c).
Description of the Information Presented in the Pay versus Performance Table
As described in greater detail in the Executive Compensation section of this proxy statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance (as described in greater detail in the Executive Compensation section of this proxy statement), not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. Compensation actually paid is influenced by numerous factors, including but not limited to the timing of new grant issuances and outstanding grant vesting, share price volatility during the fiscal year, our mix of short-term and long-term metrics, and many other factors. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Cumulative Company TSR
The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $924,891, $497,718, and $1,106,384 for 2023, 2022, and 2021, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Murphy), as computed in accordance with Item 402(v) of Regulation S-K, was $646,314, $460,821, and $642,223 for 2023, 2022, and 2021, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $63, $39 and $75 for 2023, 2022, and 2021, respectively. Please see Note 5 above for additional information related to the computation of Company TSR.
Compensation Actually Paid and Company Net Income
The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $924,891, $497,718 and $1,106,384 for 2023, 2022, and 2021, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Murphy), as computed in accordance with Item 402(v) of Regulation S-K, was $646,314, $460,821 and $642,223 for 2023, 2022, and 2021 respectively. The Company’s net income, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was $(7,349,360), $(4,469,498), and $(3,140,621) for 2023, 2022, and 2021 respectively. No “Big R” or “little r” restatements were made during fiscal year 2023.

PEO Total Compensation Amount		$ 557,165
PEO Actually Paid Compensation Amount		514,704
Non-PEO NEO Average Compensation Actually Paid Amount		169,676	$ 7,466	$ 220,174
Total Shareholder Return Amount		100
Net Income (Loss)		(7,349,360)	(4,469,498)	(3,140,621)
Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		467,088	146,180
Fair Value of Outstanding and Unvested Equity Awards at Fiscal Year End Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,112	(87,967)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		32,170	28,432
Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,334	1,651
Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		514,704	88,296
Equity Award Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		125,529	21,742
Equity Award Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		35,320	(23,030)
Equity Award Granted in Fiscal Year and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,302	7,865
Equity Award Granted in Prior Fiscal Year and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		525	889
Adjusted Average Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		169,676	7,466
Edward H Murphy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		967,352	714,915	1,157,632
PEO Actually Paid Compensation Amount		924,891	497,718	1,106,384
Non-PEO NEO Average Total Compensation Amount		623,793	515,729	496,020
Non-PEO NEO Average Compensation Actually Paid Amount		646,314	460,821	642,223
Total Shareholder Return Amount		63	39	75
Net Income (Loss)		(7,349,360)	(4,469,498)	(3,140,621)
The Company's NEO (Excluding Mr. Murphy) [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		147,155	62,374	73,971
Non-PEO NEO Average Total Compensation Amount		623,793	515,729	496,020
Non-PEO NEO Average Compensation Actually Paid Amount		$ 646,314	$ 460,821	$ 642,223